RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended
	Mar. 13, 2013	Apr. 30, 2017	Jul. 17, 2013	Dec. 31, 2017	Dec. 31, 2016
Accrued related party management fee				$ 17,840,615	$ 17,840,615
First Note [Member]
Line of credit amount	$ 150,000
Interest rate	12.00%
Secuured debt due date	Sep. 13, 2015
Second Note [Member]
Line of credit amount			$ 100,000
Interest rate			12.00%
Secuured debt due date			Jan. 17, 2016
Secured Debt [Member]
Purchase of related party note receivable in exchange for Equity		$ 250,000